Northern Lights Fund Trust

Pacific Financial Strategic Conservative Fund

Incorporated herein by reference is the definitive version of the supplement for Pacific Financial Strategic Conservative Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 30, 2015 (SEC Accession No. 0001580642-15-006057